SIMPSON THACHER & BARTLETT LLP

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DIRECT DIAL NUMBER	E-MAIL ADDRESS

VIA EDGAR	July 8, 2019

Re:	BrightView Holdings, Inc. Registration Statement on Form S-3

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

On behalf of BrightView Holdings, Inc. (the “Company”), we hereby submit a Registration Statement on Form S-3 (the “Registration Statement”) by direct electronic transmission for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), relating to the sale (i) by the Company of up to $500,000,000 of its (1) common stock; (2) preferred stock; (3) depositary shares, representing preferred stock; (4) debt securities; (5) warrants; (6) subscription rights; (7) purchase contracts; and (8) units and (ii) by existing stockholders of the Company of up to 72,048,608 shares of the Company’s common stock.

The filing fee in the amount of $223,719.20 for the securities covered by the Registration Statement was deposited by wire transfer of same-day funds to the Securities and Exchange Commission’s account at U.S. Bank in St. Louis, Missouri, on July 5, 2019, as required by Rule 111 of the Securities Act.

Please do not hesitate to contact me at (212) 455-2948 or Brian E. Rosenzweig at (713) 821-5674 with any questions you may have regarding this filing.

Very truly yours,

/s/ Joseph H. Kaufman

Joseph H. Kaufman

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